Operating Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Operating Leases
16.
Operating Leases

Operating leases as lessor

On March 25, 2014, NTISZ entered into an operating lease agreement to lease out certain of its buildings located in Shenzhen. The lease term originally was 3 years from May 1, 2014 to April 30, 2017. On March 21, 2016, the lease term was extended for six months to October 31, 2017. The lease contract expired on October 31, 2017. From July 2018 to 2024, NTISZ entered into operating leases with many tenants, with expiry dates from 2021 to 2027. In terms of leasing, as of December 31, 2023, 2024 and 2025, we had leased a total area of 11,137, 21,843 and 25,293 square meters to tenants in Nam Tai Inno Valley and the occupancy rate was 29%, 57% and 81%, respectively.

In October 2018, Wuxi Zastron-Flex signed a rental agreement to lease out the former site of the Wuxi factories to a third party. The term of the lease is 12 years, with 10 months of rent-free incentive from the date the property is handed over. The property was handed over to the tenant in February 2019. In July 2024, the Company received a notice of housing expropriation issued by the Wuxi Municipal People’s Government, which stated the ownership of the houses and the right to use the land would be recovered at the same time. After receiving the notice, the Company cooperated with the municipal government to start the work clearing the tenants. As of December 31, 2024, the clearing work was still ongoing. During the year ended December 31, 2025, the Company disposed of Wuxi property with a carrying amount of $10.1 million. The disposal resulted in cash proceeds of $32.0 million and $3.1 million payments to the property’s master tenant and its sublessees; and a gain of $18.8 million recognized in other income.

In September 2019, Nam Tai • Tang Xi Technology Park signed a rental agreement to lease out the factory property to many tenants, and as of December 31, 2023 and June 30, 2024, the occupancy rate of Nam Tai • Tang Xi Technology Park was approximately 56% and 44%, with expiry dates from 2023 to 2024. As of December 31, 2024, the Company has closed the project and completed the eviction of tenants.

In January 2020, Nam Tai Inno Park signed a rental agreement to lease out the business property to a third party, and on December 31, 2020, more business property and office property were leased out to many tenants. By the end of 2023, 2024 and 2025, the Company has leased floor area of approximately 225,210, 209,983, and 196,793 square meters in Nam Tai Inno Park to tenants, equal to an occupancy rate of 85%, 79% and 75%, respectively.

Operating lease income of $16,028 thousand, $14,474 thousand and $8,769 thousand were recognized in respect of the above operating lease during the years ended December 31, 2023, 2024 and 2025, respectively.